Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of Warrant Liabilities [Abstract]
Schedule of Movement of Warrant Liability

The following table summarizes the Company’s outstanding warrant liabilities by warrant type as of June 30, 2026 and 2025:

	2026			2025
	BCA Warrants	Amended BlackRock Warrant	Total Warrant Liabilities	BCA Warrants	BlackRock Warrant	Total Warrant Liabilities
Balance as of January 1,	13,881	597	14,478	19,390	461	19,851
Fair value (gain) loss on warrant liability	(3,824)	(293)	(4,117)	12,145	-	12,145
Exercise of public and private warrants	(2,542)	-	(2,542)	(16,886)	-	(16,886)
Balance as of June 30,	7,515	304	7,819	14,649	461	15,110
The movement of the warrant liability during the six months ended June 30, 2026 and 2025 is illustrated below:

	2026		2025
	Warrant liabilities	Number of outstanding warrants	Warrant liabilities	Number of outstanding warrants
Balance as of January 1,	14,478	2,104,906	19,851	4,018,384
Fair value (gain) loss on warrant liability	(4,117)	-	12,145	-
Exercise of public and private warrants	(2,542)	(186,929)	(16,886)	(1,817,063)
Balance as of June 30,	7,819	1,917,977	15,110	2,201,321

Schedule of Fair Value of Warrant Estimated on its Grant Date Using the Black Scholes Option Pricing Model

The following assumptions were used in the Black-Scholes option-pricing model for determining the fair value of the Amended BlackRock Warrant as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Share price on valuation date	$13.87 (CHF 11.22)	$19.97 (CHF 15.83)
Range of expected volatility (%)(1)	67.90 - 68.92	82.52 - 85.13
Range of expected term (years)(2)	2.46 - 3.05	2.71 - 3.29
Range of risk-free interest rate (%)(3)	4.14 - 4.15	3.53 - 3.58
Dividend yield (%)	0.00	0.00

(1) The expected volatility was derived from the historical stock volatilities of the Company, as well as comparable peer public companies within the Company’s industry.

(2) The expected term represents the period that the Amended BlackRock Warrant is expected to be outstanding.

(3) The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms.